Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions
Note 25 - Related party transactions
Related parties are as follows:
•a member of the board of directors, CEO and other key management employees in any Polestar entity;
•a spouse or co-habitee of, or a person under the custody of, any person referred to in “a)” above;
•legal entities controlled by any person, alone or jointly, referred to under “a)” and “b)” above;
•a legal entity that is a parent company, subsidiary, joint venture, or associate within Geely and Volvo Cars;
•a legal entity in which a company within the Polestar Group holds, or otherwise controls, between 20-50% (i.e., an associate or joint venture of any company within the Polestar Group); or
•a person, or a close family member of such person, that has direct or indirect control or joint control of a Polestar entity, has significant influence over a Polestar entity or is a member of the key management of Polestar Group.
Prior to the merger with GGI, Polestar Group existed as a joint venture between Geely and Volvo Cars. Geely is primarily owned and operated by Mr. Li Shufu. Geely, through a combination of wholly owned and partially owned entities, owns a controlling number of equity interests in Volvo Cars. Therefore, Mr. Li Shufu, as a controlling equity interest holder in Geely, effectively controls Geely and Volvo Cars. All transactions with either Geely or Volvo Cars are considered related party transactions.
The primary agreement between Geely/Volvo Cars and the Group was a contract manufacturing agreement to produce the PS2; the primary agreements between Volvo Cars and the Group related to the acquisition of technology developed by Volvo Cars and various services provided by Volvo Cars.
All agreements with related parties are on an arm’s length basis.
As of December 31, 2022, the Group has related party agreements in the following functions:
Product development
The agreements in place to support the Group’s product development include licenses and intellectual property, patents, R&D services, design, and technology agreements with Volvo Cars and Geely. The Group owns its developed Polestar Unique technology, which was created using purchased R&D, design services, and licenses to critical common technology from Volvo Cars and Geely. Polestar also benefits from related parties as subcontractors in certain internal technology development programs of the Group.
In December 2021, Polestar Group entered into agreements with Geely to acquire technology and related services leveraged in the development of the PS4. Under these agreements, Geely will perform development services in pursuit of achieving project milestones through 2025 for which the Group will make certain milestone payments to Geely. The agreements also obligate Polestar to make certain royalty payments per vehicle sold once the PS4 reaches commercialization.
Procurement
The Group has entered into Service Agreements with Volvo Cars regarding the procurement of direct (production related) materials, whereas the joint sourcing of direct material for the Group and Volvo Cars has allowed both companies to leverage economies of scale.
Manufacturing
The Group purchases contract manufacturing services, manufacturing and logistics engineering services, and has entered into tool sharing agreements with related parties.
Polestar also entered into a unique vendor tooling agreement and a unique in-house tooling and equipment agreement for the PS4. These agreements were entered into as part of Polestar’s and Geely’s intent to enter into a more detailed agreement related to manufacturing original equipment manufacturer (“OEM”) services for the PS4 prior to the commencement of production. Refer to Note 27 - Commitments and contingencies for further details regarding the unique vendor tooling agreement.
In 2020, production of the PS2 was commenced at the Geely owned Luqiao plant through contract manufacturing agreements. In the second half of 2021, ownership transferred to Volvo Cars and the plant was renamed to Taizhou.
Manufacturing engineering includes activities related to the development of the production process (i.e., deciding which manufacturing equipment should be utilized and where equipment should be situated to ensure an efficient production process), rather than development of the vehicle itself. The Group outsourced the manufacturing engineering for the production process of the PS1, PS2, and PS3 to Volvo Cars.
Activities related to logistics engineering (i.e., activities related to the determination of how different components are delivered to the production sites) were outsourced to Volvo Cars for the PS1, PS2, and PS3.
Tool sharing occurs when the Group purchases production tools, together with Volvo Cars, to obtain synergies from utilizing the same tools.
Polestar enters into machinery and equipment lease arrangements as well as certain building lease agreements with Geely and Volvo Cars. Refer to Note 10 - Leases for more information on Polestar’s leasing arrangements.
Sales and distribution
Prior to entering the commercial space in the third quarter of 2020, the Group’s principal operations were related to the sale of R&D services to Volvo Cars and Geely, and the sale of software and performance engineering kits to Volvo Cars. In addition to these sales agreements, in 2020, the Group had agreements in place to begin selling vehicles, prototype engines and carbon credits to Geely and Volvo Cars, respectively. The Group leverages Volvo Cars sales and services network for go-to-market strategies and dealer support to assist with tasks, which include agreements related to distribution and outbound logistics, delivery of vehicles and other products and global customer service.
Polestar Group sells vehicles to related parties, Volvo Cars and Volvofinans Bank AB (“Volvofinans Bank”). Volvofinans Bank sells these vehicles to end customers when the end customers choose to finance the vehicles via Volvofinans Bank.
Polestar Group and Volvo Car Financial Services US LLC, doing business as Polestar Financial Services (“PFS”), entered into residual value guarantee agreements with Bank of America, National Association (“BANA”), a third party, in the US. BANA sought to obtain economic protection against degradation in the residual value of leased vehicles it funds, and Polestar USA agreed to provide such protection as a service for a fee.
Information technology
While the Group has its own information technology (“IT”) department, Polestar operates in a shared IT environment with Volvo Cars and has service and software license agreements related to the support, maintenance and operation of IT processes associated with the
Group. These IT services include resource planning systems, operations, infrastructure, networking, communications, collaboration, integration and application hosting.
Other support
The Group has various other related party agreements in place with Volvo Cars. These are primarily service agreements that relate to support for corporate or back-office functions, including human resources (“HR”), legal, accounting, and other functions.
HR support services relate to activities associated with payroll administration, training and workforce administration.
Legal support services include routine work associated with patent and brand registrations and competition law.
Accounting and finance support services include finance administration, local legal entity accounting and financial reporting.
Polestar outsources inbound and outbound logistics to Volvo Cars as the Group’s and Volvo Cars’ vehicles are typically manufactured at the same production sites. Inbound logistics relate to supplier shipments to various production sites; outbound logistics relate to the transport of vehicles to end customers. The Group outsources customs handling to Volvo Cars as it does not currently have its own customs department. Warranty provision calculations and claims handling are also outsourced to Volvo Cars.
Financing
In May 2021, the Group entered into a working capital credit facility with Volvo Cars. As of December 31, 2022 and 2021, $16,690 and $13,789 of this financing arrangement remained outstanding, respectively, which is included in Interest-bearing current liabilities - related parties on the Consolidated Statement of Financial Position.
Working capital loans
In 2020, the Group entered into two working capital loans with Volvo Car (Asia Pacific) Investment Holdings Co., Ltd. The first loan was for $143,600 and was amended seven times, where each amendment served to extend the term of the loan. The loan commenced in July 2018 with an original maturity of July 2019 and an amended maturity of December 2020. The second loan was for $214,950 and was amended two times, where each amendment served to extend the term of the loan. The loan commenced in July 2020 with an original maturity of September 2020 and an amended maturity of December 2020, where the Group paid the loan back in full. The Group did not incur any fees associated with the amendments on either loan.
The interest rates for the loans with Volvo Car (Asia Pacific) that commenced in July 2018 and July 2020 were 3.45% and 3.48%, respectively. The Group repaid each loan in a lump sum together with all the principal and interest at the date of maturity in December 2020. For the years ended December 31, 2022, 2021, and 2020, interest expense for these loans was nil, nil, and $8,684, respectively.
Convertible instruments
On November 3, 2022 the Group entered into a credit facility agreement with Volvo Cars for $800,000, terminating in May 2024. The credit facility can be drawn upon once a month and is utilizable for general corporate purposes. Interest will be calculated at the floating six-month SOFR rate plus 4.9% per annum. Prior to May 2024, if the Group announces an offering of shares with a proposed capital raise of at least $350,000 and no fewer than five institutional investors participate in the offering, Volvo Cars has the right to convert the principal amount of any outstanding loans into the same class of shares and at the same price per share as received by the participating institutional investors. Under IAS 32 and IFRS 9, Volvo Cars' conversion right meets the definition of an embedded derivative financial liability that is required to be bifurcated from the host debt instrument and accounted for separately because it could result in the issuance of a variable number of Class A Shares in the Parent at a price that was not fixed at the inception of the agreement. Additionally, the economics of Volvo Cars' conversion right are not clearly and closely related to that of the host debt instrument because the principal value of Volvo Cars' conversion right depends on whether or not the Group conducts a qualified equity offering to investors at a market discount. As such, the financial liability related to Volvo Cars' conversion right is carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. As of December 31, 2022, the Group had not yet drawn down on the facility and the fair value of the financial liability related to Volvo Cars' conversion right was nil.
Of the $35,231 in Convertible Notes issued on July 28, 2021, $9,531 was related to Geely. As of December 31, 2021, all $9,531 of the Convertible Notes were outstanding. Upon the Closing of the merger with GGI, the Convertible Notes were converted into 4,306,466 Class A Shares, of which 1,165,041 Class A Shares were attributable to Geely (inclusive of affiliated entities). Refer to Note 1 - Significant accounting policies and judgements and Note 20 - Equity for further details.
Sale of goods, services and other
Related party revenue transactions relate to product development and sales and distribution agreements discussed above. These transactions are comprised of sales of products and related goods and services, sales of software and performance engineered kits, sales of carbon credits and sales of prototype engines. The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2022	2021	2020
Volvo Cars	71,191	73,660	107,948
Volvofinans Bank AB	68,391	52,973	30,167
Geely	—	2,347	9,340
Total	139,582	128,980	147,455
For the year ended December 31, 2022, revenue from related parties amounted to $139,582 (5.67%) of total revenue. For the year ended December 31, 2021, revenue from related parties amounted to $128,980 (9.65%) of total revenue. For the year ended December 31, 2020, revenue from related parties was $147,455 (24.16%) of total revenue.
Purchases of goods, services and other
Purchases from related parties include agreements related to product development, procurement, manufacturing, IT, and other support (specifically, inbound and outbound logistics) agreements discussed above. These agreements include work in progress and finished goods, including Polestar 2 vehicles purchased from Volvo Car's factory in Taizhou, China. Purchases of PS2 vehicles were from Geely until the change in plant ownership in November 2021; purchases and their related payables were from Volvo Cars subsequent to this event. Inventory cost of the Group is comprised of all costs of purchase, production charges and other expenditures incurred in bringing the inventory to its present location and condition.
Additionally, purchases from related parties include administrative costs associated with service agreements with Volvo Cars that relate to corporate or back-office functions. IT service and software related agreements are also included in administrative costs.
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2022	2021	2020
Volvo Cars	2,217,094	570,429	276,849
Geely	249,204	1,200,295	782,864
Volvofinans Bank AB	1,003	5,748	—
Total	2,467,301	1,776,472	1,059,713
Cost of R&D and intellectual property
Polestar Group entered into agreements with Volvo Cars and Geely regarding the development of technology leveraged in the development of the PS2, PS3, and PS4. In 2020, the Group entered into similar agreements with Volvo Cars to acquire technology leveraged in the development of the PS1, PS2, and PS3. The Group is in control of the developed product either through a license or through ownership of the IP and the recognized asset reflects the relevant proportion of Polestar Group’s interest. The recognized asset associated with these agreements as of December 31, 2022 was $1,144,240, of which acquisitions attributable to 2022 were $218,031. As of December 31, 2021, the recognized asset associated with these agreements was $1,175,218, of which acquisitions attributable to 2021 were $349,876.
Amounts due to related parties
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support with Volvo Cars and Geely.

	As of December 31,
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	2022	2021
Volvo Cars	1,136,746	1,507,308
Geely	71,212	235,622
Volvofinans Bank AB	1,389	504
Total	1,209,347	1,743,434
In addition to current liabilities to related parties, Polestar has non-current lease liabilities to related parties amounting to $27,123 as of December 31, 2022 and $40,741 as of December 31, 2021 included in Other non-current interest-bearing liabilities.
The Group’s interest expense on related party trade payables for amounts past due is as follows:

	For the year ended December 31,
	2022	2021	2020
Interest expense on related party trade payables	37,957	30,801	11,210
Amounts due from related parties
Amounts due from related parties include transactions related to sales of software and performance engineered-kits and sales and distribution agreements discussed above.

	As of December 31,
Trade receivables – related parties and accrued income – related parties	2022	2021
Volvo Cars	120,302	15,457
Geely	3,751	4,025

Volvofinans Bank AB	3	309
Total	124,056	19,791
Incentives to key management personnel
During the year ended December 31, 2019, Volvo Cars provided an equity based incentive program to certain members of the Group’s management team (the “Polestar Incentive Plan”). The Polestar Incentive Plan was launched to incentivize the retention of key personnel with pivotal roles in the development of the Group into a successful standalone company. Each participant was offered to purchase shares in PSINV AB, a subsidiary of Volvo Cars which in turn owned shares in Polestar Automotive Holding Ltd and hence the participants were indirectly minority owners of the Group. The investment was made at fair market value in accordance with an external valuation.
In total 38,125 shares were acquired by the participants, which corresponded to an indirect ownership in the Group of 0.16 percent. Management evaluated the Polestar Incentive Plan to determine whether it qualified as an equity-settled share-based payment transaction within the scope of IFRS 2, as the participants receive shares of equity in exchange of their investment and more than one entity was involved in delivering the benefit to the participants. Given that the Group does not receive identifiable or unidentifiable goods or services in exchange for the equity purchase of PINSV AB, the transaction is not within the scope of IFRS 2. Furthermore, the Polestar Incentive Plan is in agreement with Volvo Cars and individual members of the Group’s prior EMT, as participants were given the option to purchase equity shares in PSINV AB being an entity outside the Group. Therefore, the Polestar Incentive Plan is not a share-based payment transaction in the scope of IFRS 2 and there is no financial statement impact on the Group.
As a consequence of the listing of Polestar Automotive Holding UK Ltd on the Nasdaq Stock Exchange in June 2022 and in accordance with the terms of the Polestar Incentive Program, Volvo Cars was obliged to repurchase the participants shares in PSINV AB at fair market value. Each participant was thereafter obliged to reinvest the net proceeds received (repurchase amount less an amount corresponding to the effective tax rate on capital gains in the participants jurisdiction) in shares in Polestar Automotive Holding UK Ltd directly on the open market. The purchased shares were subject to a 180 days’ lock-up period.
Refer to Note 6 - Employee benefits for details on compensation to the EMT and managing directors at the Group’s sales units.
Share capital
Of the 14,371,808 Class A common shares issued in December 2020 to raise $438,340 in capital, 7,185,904 Class A common shares were issued to Snita Holding B.V., a subsidiary of Volvo Cars, representing $219,170 of the total capital raised. 7,185,904 Class A common shares were issued to PSD Investment Limited, representing $219,170 of the total capital raised.
Of the 18,032,787 Class B common shares issued in March 2021 to raise $550,000 in capital, 4,262,295 Class B common shares were issued to Geely, representing $130,000 of the total capital raised.
At the Closing of the merger with GGI, related parties experienced certain share exchanges as follows:

	Pre-closing		Post-closing
	Class A	Class B	Class A	Class B
Geely (inclusive of affiliated entities)	—	4,262,295	36,691,611	—
Volvo Cars (inclusive of its consolidated subsidiaries)	97,685,904	17,345,079	204,572,624	814,219,838
PSD Investment Limited	99,340,825	—	—	828,013,737
Total	197,026,729	21,607,374	241,264,235	1,642,233,575
Refer to Note 16 - Reverse recapitalization and Note 20 - Equity for further details. Between the Closing of the merger with GGI through December 31, 2022, no shares were issued to related parties. Related party share ownership as of December 31, 2022 and 2021 was as follows:

	As of December 31,
Class A Shares	2022	2021
Snita Holding B.V.	204,572,624	95,961,904
PSD Investment Limited	—	99,340,825
PS Investment	—	1,724,000
Geely (inclusive of affiliated entities)	35,526,575	—
Total	240,099,199	197,026,729

	As of December 31,
Class B Shares	2022	2021
Snita Holding B.V.	814,219,838	17,345,079
PSD Investment Limited	828,013,737	—
Geely	—	4,262,295
Total	1,642,233,575	21,607,374